As filed with the Securities and Exchange Commission on November 1, 2016
Securities Act Registration No. 333-206491
Investment Company Act Reg. No. 811-23089

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 6	[ ]
(Check appropriate box or boxes.)

M3Sixty Funds Trust
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877)244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 5 filed September 30, 2016, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized in Kansas City, Missouri on the 1st day of November, 2016.

M3Sixty Funds Trust

By:	/s/ Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 1, 2016
Kelley J. Brennan, Trustee		Date
*		November 1, 2016
Steven D. Poppen, Trustee		Date
**		November 1, 2016
Tobias Caldwell, Trustee		Date

/s/ Randall K. Linscott		November 1, 2016
Randall K. Linscott, President and Trustee		Date
/s/ Larry E. Beaver, Jr.		November 1, 2016
Larry E. Beaver, Jr., Treasurer		Date
* By:	/s/ Randall K. Linscott	November 1, 2016
Randall K. Linscott, Attorney-in-Fact		Date

*	Randall K. Linscott, pursuant to powers of attorney dated August 17, 2016, filed herewith.
**	Randall K. Linscott, pursuant to power of attorney dated September 21, 2016, filed herewith.